DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - NARRATIVE (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Deferred offering costs	$ 9.5	$ 1.3